Income taxes - Schedule of Provision for Income Tax (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule Of Provision For Income Tax Abstract
Current income tax expenses	$ 159,069	$ 0
Deferred income tax expenses	0	0
Total income tax expenses	$ 159,069	$ 0	$ 0